Property, plant and equipment, net (Tables)	12 Months Ended
Mar. 31, 2013
Property, plant and equipment, net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net consist of the following:

	March 31,
	2012	2013	2013
	RMB	RMB	US$

Buildings	150,181	187,529	30,194
Leasehold improvements	42,783	44,264	7,127
Machineries	86,395	105,899	17,051
Motor vehicles	8,939	11,087	1,785
Furniture, fixtures and office equipment	27,500	27,588	4,442
Construction-in-progress	37,010	205,657	33,113
	352,808	582,024	93,712
Less: Accumulated depreciation	(84,946)	(113,752)	(18,315)
Total property, plant and equipment, net	267,862	468,272	75,397

Schedule of Depreciation Expense of Property, Plant and Equipment

Depreciation expense of property, plant and equipment is allocated to the following expense items:

	Year ended March 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$

Direct costs	11,790	13,481	17,421	2,804
Research and development	2,933	3,212	2,073	334
Sales and marketing	1,679	1,803	2,805	452
General and administrative	5,689	6,240	8,954	1,442
Total depreciation expense	22,091	24,736	31,253	5,032

Schedule of Interest Incurred

The Group capitalized interest cost as a component of the cost of construction-in-progress. Interest incurred consists of the following:

	Year ended March 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$

Interest cost capitalized	-	-	1,274	205
Interest cost charged to income	2,606	3,287	70,097	11,286
Total interest cost incurred	2,606	3,287	71,371	11,491